COSTS AND ESTIMATED EARNINGS ON UNCOMPLETED CONTRACTS (Details) - USD ($)	Jul. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Costs incurred on uncompleted contracts	$ 17,191,287	$ 16,362,011	$ 28,884,776
Estimated contract earnings	3,849,901	3,714,584	4,367,463
Gross Total	21,041,188	20,076,595	33,252,239
Less: Billings to date	23,618,114	21,771,566	34,253,318
Total	(2,576,926)	(1,694,971)	(1,001,079)
Costs and estimated earnings in excess of billings on uncompleted contracts	334,956	410,826	357,210
Billings in excess of cost and estimated earnings on uncompleted contracts	2,911,882	2,105,797	1,358,289
Total	$ (2,576,926)	$ (1,694,971)	$ (1,001,079)